Trade and Other Payables	12 Months Ended
Jun. 30, 2019
Trade And Other Payables [Abstract]
Trade and Other Payables	Note 13. Trade and other payables
	2019	2018
	A$’000	A$’000
Trade creditors	2,101	580
Sundry creditors and accrued expenses	1,455	1,796
Total	3,556	2,376